Condensed Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Mar. 31, 2011	Sep. 30, 2011	Sep. 30, 2010
Net Sales:
Products	$ 992,173	$ 843,525	$ 1,838,495	$ 1,151,350	$ 2,363,646	$ 4,160,095
Services	226,206	376,834	443,326	661,330	1,272,610	1,196,073
Grant revenue			169,292	319,667	319,667
Total net sales	1,218,379	1,220,359	2,451,113	2,132,347	3,955,923	5,356,168
Cost of sales:
Products	556,873	406,279	988,173	651,767	1,454,809	1,959,935
Services	237,088	250,272	445,367	486,743	962,900	941,434
Grants				72,011	72,011
Total cost of sales (exclusive of amortization of acquired product rights)	793,961	656,551	1,433,540	1,210,521	2,489,720	2,901,369
Gross margin	424,418	563,808	1,017,573	921,826	1,466,203	2,454,799
Operating expenses:
Research and development	1,807,070	417,848	2,768,735	711,647	2,230,736	1,303,638
Sales and marketing	43,424	28,720	70,478	54,703	131,694	119,619
Royalty	40,000	30,000	40,000	30,000	30,000	20,000
General and administrative	3,946,869	3,701,337	4,949,637	15,901,779	20,245,311	4,221,242
Impairment of intangible assets and goodwill						394,570
Total operating expenses	5,837,363	4,177,905	7,828,850	16,698,129	22,637,741	6,059,069
Operating loss	(5,412,945)	(3,614,097)	(6,811,277)	(15,776,303)	(21,171,538)	(3,604,270)
Other (expense) income:
Interest expense	(1,897,819)	(2,055,161)	(3,849,558)	(4,446,932)	(8,093,296)	(16,659,590)
Derivative (loss) gain	(1,504,866)	3,838,972	(1,086,891)	(234,408)	1,058,012	(28,783,951)
Other (loss) income	(5,445)	17,389	(7,508)	20,899	23,124	596,769
Loss before reorganization items, non-controlling interest from variable interest entities, discontinued operations and income taxes	(8,821,075)	(1,812,897)	(11,755,234)	(20,436,744)	(28,183,698)	(48,451,042)
Reorganization items:
Gain on reorganization	386,585	770,912	608,166	12,146,442	12,732,454	59,188
Professional fees	(17,875)		(54,775)	(357,059)	(375,999)	(1,070,276)
Provision for indemnity agreements						2,061,818
Total reorganization items	368,710	770,912	608,166	12,471,775	13,057,787	1,769,006
Loss before income taxes and non-controlling interest	(8,452,365)	(1,041,985)	(11,201,843)	(8,647,361)	(15,827,243)	(47,400,312)
Discontinued operations:
Income from discontinued operations, including gain from sale of assets		14,164	3,849,780	159,168	178,907	(807,076)
Income taxes expense	(170,136)		(609,937)
Net income loss from discontinued operations	(170,136)	14,164	3,239,843	159,168
Loss before income taxes and non-controlling interest	(8,622,501)	(1,027,821)	(7,962,000)	(8,488,193)	(15,648,336)	(48,207,388)
Income taxes					(4,705)	(3,156)
Net loss	(8,622,501)	(1,027,821)	(7,962,000)	(8,488,193)	(15,653,041)	(48,210,544)
Loss (income) from non-controlling interest from variable interest entities and subsidiary	2,380,522	(30,054)	2,956,173	2,449,783	4,099,965	411,711
Net loss attributable to Accentia Biopharmaceuticals, Inc.					(11,553,076)	(47,798,833)
Preferred stock dividend						(2,332,505)
Net loss attributable to common shareholders	$ (6,241,979)	$ (1,057,875)	$ (5,005,827)	$ (6,038,410)	$ (11,553,076)	$ (50,131,338)
Weighted average shares outstanding, basic and diluted	78,341,223	68,775,500	76,237,919	65,844,315	68,444,627	58,048,208
Per share amounts, basic and diluted:
Loss from continuing operations	$ (0.11)	$ (0.74)	$ (0.15)	$ (0.13)	$ (0.23)	$ (0.82)
Income from discontinued operations			$ 0.04			$ (0.01)
Loss attributable to common stockholders per common share	$ (0.08)	$ (0.74)	$ (0.07)	$ (0.09)	$ (0.17)	$ (0.86)